Share-Based Compensation (Details) - Schedule of share-based compensation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of share-based compensation [Abstract]
Research and development	$ 9,721
Selling, general, and administrative	13,184
Total	$ 22,905